[CALAMOS INVESTMENTS LETTERHEAD]
June 26, 2008
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Investment Trust
1933 Act Registration No. 33-19228
1940 Act Registration No. 811-5443
Ladies and Gentlemen:
     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 as amended, Calamos Investment Trust (the “Trust”) certifies that:
a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and
b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on June 20, 2008.

CALAMOS INVESTMENT TRUST
By:	/s/ Stathy Darcy
	Name:	Stathy Darcy
	Title:	Secretary